UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total: $    682,573,975

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
AT&T Inc.			      Common Stock	00206R102 $14,502,714 	 	  536,343     Sole	 	     Sole
Abbott Laboratories		      Common Stock	002824100 $17,839,948 	 	  420,060     Sole		     Sole
Allstate Corp.			      Common Stock	020002101 $ 3,678,966 		   70,600     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $ 5,234,928 		  114,600     Sole		     Sole
BP Amoco			      Common Stock	055622104 $17,394,113 	 	  252,308     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $31,502,477 		  691,754     Sole		     Sole
Boeing Co.			      Common Stock	097023105 $18,388,362 		  235,960     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $32,355,751 		1,314,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 5,199,044 		   72,400     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $17,346,247 		  299,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $32,249,399 		  682,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $15,717,160 		  375,380     Sole		     Sole
Colgate Palmolive Co.		      Common Stock	194162103 $24,695,750 		  432,500     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $14,869,919 		  568,422     Sole		     Sole
Dell Inc.			      Common Stock	247025109 $16,894,752 		  567,700     Sole		     Sole
Walt Disney Co.			      Common Stock	254687106 $ 4,297,012 		  154,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $15,098,328 	 	  371,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $17,964,576 	 	  425,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106 $15,459,206 	 	  530,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $17,418,132 	 	  286,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $15,387,616 	 	  299,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $18,708,335 	 	  537,905     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 4,635,868 	 	  109,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $ 4,763,196 	 	  246,160     Sole		     Sole
International Business Machines       Common Stock	459200101 $30,893,262 		  374,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $18,635,349 		  314,680     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101 $ 6,105,772 		  177,700     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $15,851,386 		  449,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108 $ 5,670,720 		   72,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $ 4,015,107 		  147,560     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $18,421,804 		  273,686     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $15,254,248 	 	  263,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $16,563,825 	 	  664,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $21,561,404 		  374,200     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $32,341,344 		1,808,800     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $ 4,740,620 		  146,000     Sole		     Sole
3M Co.				      Common Stock	88579Y101 $14,571,838 		  192,520     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $28,058,934 	 	  823,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $15,935,015 	 	  284,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $16,826,888 	 	  356,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $31,837,140 		  747,000     Sole		     Sole
Wyeth				      Common Stock	983024100 $ 3,687,520 		   76,000     Sole		     Sole
====================================================================================================================================

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